Paid-in capital subject to redemption and other preferential rights / redeemable shares with other preferential rights (Tables)	12 Months Ended
Jun. 30, 2021
Paid-in capital subject to redemption and other preferential rights / redeemable shares with other preferential rights
Schedule of movement of paid-in capital subject to redemption and other preferential rights / redeemable shares with other preferential rights during the reporting periods

RMB’000
At July 1, 2019	1,701,294
Changes in fair value	680,033
At June 30, 2020	2,381,327
Changes in fair value	1,625,287
Exchange adjustment	(42,771)
Conversion into Class A ordinary shares upon IPO of the Company	(3,963,843)
At June 30, 2021	—

Schedule of key valuation assumptions used to determine the fair value of the paid-in capital subject to redemption and other preferential rights / redeemable shares with other preferential rights

	June 30, 2020	June 30, 2021
Weighted average cost of capital	12.7%	—
Risk-free interest rate	1.9% - 2.7%	—
Discount for lack of marketability (“DLOM”)	8.5%	—
Expected volatility	35.7% - 53.0%	—